October 1, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	PFM Funds (formerly known as Commonwealth Cash Reserve Fund, Inc.)
Rule 497(j) Certification Relating to Registration Statement on Form N-1A
(File Nos.: 033-10754 and 811-04933)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, PFM Funds (the "Trust", formerly known as Commonwealth Cash Reserve Fund, Inc.), hereby certifies that the definitive forms of prospectuses and the definitive statements of additional information dated September 29, 2008, that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 40 on September 24, 2008.

Very truly yours,

By: /s/ Daniel R. Hess
Name: Daniel R. Hess
Title: Assistant Secretary/Assistant Treasurer